Shareholders’ Equity (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Ordinary shares, shares issued	3,095,000	3,650,004	3,550,450
Ordinary shares subject to redemption	1,322,096	767,392	10,344,550
Number of ordinary shares sold			10,800,000
Ordinary shares, shares outstanding	3,095,000	3,650,004	3,550,450
Warrant Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares description	(where “insider shares” refers to the 2,875,000 ordinary shares held by the Company’s Initial Shareholders prior to the Company’s Initial Public Offering), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions) and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $8.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional ordinary shares or equity-linked securities. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such warrants. Accordingly, the warrants may expire worthless.	where “insider shares” refers to the 2,875,000 Ordinary Shares held by the Company’s Initial Shareholders prior to the Company’s Initial Public Offering), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions) and (z) the volume weighted average trading price of the Company’s Ordinary Shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $8.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional Ordinary Shares or equity-linked securities.
Initial Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares sold	2,875,000	2,875,000
Purchase price of shares sold	$ 25,000	$ 25,000
Number of shares subject to forfeiture	375,000	375,000
Percentage of issued and outstanding shares	20.00%	20.00%
Initial Shareholders [Member] | Insider Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares description	The Initial Shareholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) until (1) with respect to 50% of the insider shares, the earlier of one year after the date of the consummation of an initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after an initial Business Combination and (2) with respect to the remaining 50% of the insider shares, one year after the date of the consummation of an initial Business Combination, or earlier, in either case, if, subsequent to an initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The initial shareholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) until (1) with respect to 50% of the insider shares, the earlier of one year after the date of the consummation of an initial Business Combination and the date on which the closing price of the Company’s Ordinary Shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after an initial Business Combination and (2) with respect to the remaining 50% of the insider shares, one year after the date of the consummation of an initial Business Combination, or earlier, in either case, if, subsequent to an initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property.
Underwriters [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option shares purchased	800,000	800,000
Number of shares, no longer subject to forfeiture	200,000	200,000
Number of option shares forfeited	175,000	175,000
Ordinary shares, shares outstanding	2,700,000	2,700,000
Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Equity voting rights description	Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if a holder of such right converted all ordinary shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary shares basis and each holder of rights will be required to affirmatively covert its rights in order to receive 1/10 of an ordinary share underlying each right (without paying additional consideration). The ordinary shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).	Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if a holder of such right converted all Ordinary Shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the Ordinary Shares will receive in the transaction on an as-converted into Ordinary Shares basis and each holder of rights will be required to affirmatively covert its rights in order to receive 1/10 of an ordinary share underlying each right (without paying additional consideration). The Ordinary Shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).